Commitments (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 March 1, 2010 [Member]
Fair value of options estimated using the Black-Scholes option pricing model
Expected life of option	6 years 18 days	1 year
Expected volatility:	301.48%	141.34%
Risk free interest rate:	1.00%	3.31%
Expected dividend yield	0.00%	0.00%